Other Income and Expense	12 Months Ended
Dec. 31, 2011
OTHER INCOME AND EXPENSE

19. OTHER INCOME AND EXPENSE

The components of other income are summarized as follows:

	Years Ended December 31,
	2011	2010	2009

	(in millions)
Gain on extinguishment of tax and other liabilities	$14	$62	$168
Tax credit settlement	31	-	129
Performance incentive fee	-	-	80
Gain on sale of assets	47	12	14
Other	57	26	67
Total other income	$149	$100	$458

Other income generally includes gains on asset sales and extinguishments of liabilities, favorable judgments on contingencies, and other income from miscellaneous transactions.

Other income of $149 million for the year ended December 31, 2011 included an additional tax credit settlement from a favorable court decision in 2011 concerning reimbursement of excess non-income taxes paid from 1989 to 1992 at Eletropaulo and the reimbursement of income tax expense recognized related to an indemnity agreement between Los Mina and the Dominican Republic government. Other income also includes the gain on the sale of assets at Gener and Eletropaulo, sale of Huntington Beach units 3 & 4 at Southland and sale of land and minerals rights at IPL.

Other income of $100 million for the year ended December 31, 2010 included the extinguishment of a swap liability owed by two of our Brazilian subsidiaries, resulting in the recognition of a $62 million gain. The net impact to the Company after taxes and noncontrolling interest was $9 million. Other income also included a gain on sale of assets at Eletropaulo.

Other income of $458 million for the year ended December 31, 2009 included $165 million from the reduction in interest and penalties associated with federal tax debts at Eletropaulo and Sul as a result of the Programa de Recuperacao Fiscal (“REFIS”) program and a $129 million gain related to a favorable court decision enabling Eletropaulo to receive reimbursement of excess non-income taxes paid from 1989 to 1992 in the form of tax credits to be applied against future tax liabilities. The net impact to the Company after income taxes and noncontrolling interests for these items was $44 million. In addition, the Company recognized income of $80 million from a performance incentive bonus for management services provided to Ekibastuz and Maikuben in 2008. The management agreement was related to the sale of these businesses in Kazakhstan in May 2008; see further discussion of this transaction in Note 23—Acquisitions and Dispositions.

The components of other expense are summarized as follows:

	Years Ended December 31,
	2011	2010	2009

	(in millions)
Loss on sale and disposal of assets	$68	$84	$33
Gener gas settlement	-	72	-
Loss on extinguishment of debt	62	37	-
Wind Generation transaction costs	-	22	-
Other	24	19	71
Total other expense	$154	$234	$104

Other expense generally includes losses on asset sales, losses on extinguishment of debt, legal contingencies and losses from other miscellaneous transactions.

Other expense of $154 million for the year ended December 31, 2011 included $36 million that is primarily related to the premium paid on early retirement of debt at Gener, $15 million related to the early retirement of senior notes due in 2011 at IPALCO and loss on disposal of assets at Eletropaulo and TermoAndes.

Other expense of $234 million for the year ended December 31, 2010 included $72 million for a settlement agreement of gas transportation contracts at Gener. There were also previously capitalized transaction costs of $22 million that were incurred in connection with the preparation for the sale of a noncontrolling interest in our Wind Generation business. These costs were written off upon the expiration of the letter of intent on June 30, 2010. In addition, there were losses on disposal of assets at Eletropaulo, Panama, and Gener, an $18 million loss on debt extinguishment at Andres and Itabo, and a $15 million loss at the Parent Company from the retirement of senior notes.

Other expense of $104 million for the year ended December 31, 2009 included a $13 million loss recognized when three of our businesses in the Dominican Republic received $110 million par value bonds issued by the Dominican Republic government to settle existing accounts receivable for the same amount from the government-owned distribution companies. The loss represented an adjustment to reflect the fair value of the bonds on the date received. Other expenses also included losses on the disposal of assets at Eletropaulo and Andres and contingencies at Alicura in Argentina and our businesses in Kazakhstan.